Acquisitions - Disclosure Of Detailed Information About Consideration Paid (Detail) $ in Thousands	Mar. 10, 2020 USD ($)
Disclosure of detailed information about business combination [line items]
Total consideration paid	$ 764,083
Lea gold Mining Corporation | Share Consideration
Disclosure of detailed information about business combination [line items]
consideration paid	732,042	[1]
Lea gold Mining Corporation | Option Consideration
Disclosure of detailed information about business combination [line items]
consideration paid	19,777	[2]
Lea gold Mining Corporation | Warrant Consideration
Disclosure of detailed information about business combination [line items]
consideration paid	8,543	[3]
Lea gold Mining Corporation | PSU And DSU Consideration
Disclosure of detailed information about business combination [line items]
consideration paid	$ 3,721	[4]

[1]	The fair value of 94,635,765 common shares issued to Leagold shareholders was determined using the Company’s share price of C$10.51 per share on the acquisition date.
[2]	The fair value of 5,728,647 replacement options issued was determined using the Black-Scholes option pricing method with the following weighted average assumptions: exercise price of C$7.77, expected life of 2.07 years, annualized volatility of 60.2%, dividend yield of 0.0%, and discount rate of 0.54%.
[3]	The fair value of 16,626,569 replacement warrants issued was determined using the Black-Scholes option pricing method with the following weighted average assumptions: exercise price of C$11.14, expected life of 0.32 years, annualized volatility of 44.1%, dividend yield of 0.0%, and discount rate of 0.69%.
[4]	The fair value of 369,919 replacement PSUs and 319,288 replacement DSUs issued was determined using the Leagold share price of C$3.49 on the acquisition date, adjusted for the 0.331 exchange ratio.